Tax on income (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Current taxes:
Current taxes	₪ 17,347	$ 4,757	₪ 6,866	₪ 9,866
Total Current taxes	17,347	4,757	6,866	9,866
Deferred taxes	5,020	1,376	670	2,544
Total Reconciliation of the statutory tax rate to the effective tax rate	₪ 22,367	$ 6,133	₪ 7,536	₪ 12,410